UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

          80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      6/30

Date of reporting period:  9/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014
	Shares		Value
		COMMON STOCKS - 98.2%
		AIRLINES - 0.8%
	25,500	SkyWest, Inc.	$ 198,390

		APPAREL - 1.6%
	3,550	Carter's, Inc.	275,196
	8,200	Crocs, Inc. *	103,156
			378,352
		BANKS - 13.8%
	30,950	Associated Banc Corp.	539,149
	50,750	First Commonwealth Financial Corp.	425,792
	5,850	FirstMerit Corp.	102,960
	42,900	Fulton Financial Corp.	475,332
	13,550	Hancock Holding Co.	434,278
	8,200	MB Financial, Inc.	226,976
	36,400	National Penn Bancshares, Inc.	353,444
	20,250	Old National Bancorp.	262,643
	2,650	Southside Bancshares, Inc.	88,112
	20,150	Susquehanna Bancshares, Inc.	201,500
	2,350	Webster Financial Corp.	68,479
	11,650	Wilshire Bancorp, Inc.	107,529
			3,286,194
		BUILDING MATERIALS - 1.4%
	28,400	Griffon Corp.	323,476

		CHEMICALS - 2.1%
	5,450	Axiall Corp.	195,165
	4,700	OM Group, Inc.	121,965
	4,350	Stepan Co.	193,053
			510,183
		COAL - 0.2%
	2,351	SunCoke Energy, Inc. *	52,780

		COMMERCIAL SERVICES - 8.7%
	5,850	Convergys Corp.	104,247
	13,550	FTI Consulting, Inc. *	473,708
	44,200	Hackett Group, Inc.	263,432
	1,000	Insperity, Inc.	27,340
	6,550	Kelly Services, Inc.	102,639
	1,900	Matthews International Corp.	83,391
	4,750	Rent-A-Center, Inc.	144,162
	32,250	Resources Connection, Inc.	449,565
	18,000	Universal Technical Institute, Inc.	168,300
	9,100	Weight Watchers International, Inc.	249,704
			2,066,488
		COMPUTERS - 0.4%
	8,200	Computer Task Group, Inc.	91,020
COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
	Shares		Value
		DISTRIBUTION & WHOLESALE - 1.4%
	6,450	Owens & Minor, Inc.	$ 211,173
	3,150	United Stationers, Inc.	118,345
			329,518
		DIVERSIFIED FINANCIAL SERVICES - 1.5%
	31,265	Calamos Asset Management, Inc.	352,357

		ELECTRIC - 2.5%
	5,350	Dynegy, Inc. *	154,401
	9,700	El Paso Electric Co.	354,535
	3,350	Otter Tail Corp.	89,345
			598,281
		ELECTRICAL COMPONENTS & EQUIPMENT- 0.6%
	1,800	Encore Wire Corp.	66,762
	4,320	General Cable Corp.	65,146
			131,908
		ENGINEERING & CONSTRUCTION - 0.8%
	6,350	Dycom Industries, Inc. *	195,008

		ENVIRONMENTAL CONTROL - 1.8%
	4,150	Covanta Holding Corp.	88,063
	14,100	Tetra Tech, Inc.	352,218
			440,281
		FOREST PRODUCTS & PAPER - 1.7%
	300	Deltic Timber Corp.	18,696
	18,000	PH Glatfelter Co.	395,100
			413,796
		GAS - 2.1%
	2,650	New Jersey Resources Corp.	133,851
	1,900	Southwest Gas Corp.	92,302
	6,350	WGL Holdings, Inc.	267,462
			493,615
		HEALTHCARE PRODUCTS - 2.9%
	2,250	Analogic Corp.	143,910
	4,050	AngioDynamics, Inc. *	55,566
	21,739	CryoLife, Inc.	214,564
	3,850	Hill-Rom Holdings, Inc.	159,506
	10,000	Invacare Corp.	118,100
			691,646
		HOME FURNISHINGS - 1.6%
	29,180	TiVo, Inc. *	373,358

		INSURANCE - 6.3%
	17,500	CNO Financial Group, Inc.	296,800
	18,785	First American Financial Corp.	509,449
	5,150	ProAssurance Corp.	226,961
	11,650	Validus Holdings Ltd.	455,981
			1,489,191
		INVESTMENT COMPANIES - 1.9%
	22,450	MVC Capital, Inc.	241,562
	20,950	Prospect Capital Corp.	207,405
			448,967
COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
	Shares		Value
		IRON & STEEL - 0.2%
	2,450	Schnitzer Steel Industries, Inc.	$ 58,923

		LODGING - 0.7%
	10,094	Marcus Corp.	159,485

		MACHINERY - DIVERSIFIED - 1.4%
	7,100	Babcock & Wilcox Co.	196,599
	7,700	Briggs & Stratton Corp.	138,754
			335,353
		MEDIA - 0.8%
	2,100	John Wiley & Sons, Inc.	117,831
	1,700	Meredith Corp.	72,760
	100	Scholastic Corp.	3,232
			193,823
		MINING - 0.2%
	700	Kaiser Aluminum Corp.	53,354

		MISCELLANEOUS MANUFACTURING - 0.5%
	3,550	Koppers Holdings, Inc.	117,718

		OFFICE FURNISHINGS - 1.4%
	19,900	Steelcase, Inc.	322,181

		OIL & GAS - 2.5%
	11,750	Comstock Resources, Inc.	218,785
	20,950	Energy XXI Bermuda Ltd.	237,782
	3,050	Western Refining, Inc.	128,069
			584,636
		OIL & GAS - 1.1%
	8,400	Gulfmark Offshore, Inc.	263,340

		PACKAGING & CONTAINERS - 0.5%
	2,321	Silgan Holdings, Inc.	109,087

		REITS - 9.4%
	9,000	CBL & Associates Properties, Inc.	161,100
	9,300	Chambers Street Properties	70,029
	4,350	DuPont Fabros Technology, Inc.	117,624
	13,650	Dynex Capital, Inc.	110,292
	3,050	EPR Properties	154,574
	5,400	Geo Group, Inc.	206,388
	2,950	Highwoods Properties, Inc.	114,755
	35,000	Investors Real Estate Trust	269,500
	5,350	LaSalle Hotel Properties	183,184
	7,600	Medical Properties Trust, Inc.	93,176
	9,900	MFA Financial, Inc.	77,022
	8,400	RLJ Lodging Trust	239,148
	2,000	Ryman Hospitality Properties, Inc.	94,600
	9,600	Sunstone Hotel Investors, Inc.	132,672
	2,950	Taubman Centers, Inc.	215,350
			2,239,414
COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
	Shares		Value
		RETAIL - 6.4%
	6,450	American Eagle Outfitters, Inc.	$ 93,654
	22,950	Chico's FAS, Inc.	338,972
	4,050	Children's Place, Inc.	193,023
	4,300	DSW, Inc.	129,473
	17,600	Francesca's Holdings Corp. *	245,168
	2,850	Guess?, Inc.	62,614
	16,800	Pier 1 Imports, Inc.	199,752
	7,500	Stage Stores, Inc.	128,325
	14,650	Wendy's Co.	121,009
			1,511,990
		SAVING & LOANS - 4.4%
	4,123	Berkshire Hills Bancorp, Inc.	96,849
	42,700	Capitol Federal Financial, Inc.	504,714
	3,550	Flushing Financial Corp.	64,859
	9,300	Northwest Bancshares, Inc.	112,530
	18,502	Provident Financial Holdings, Inc.	269,944
			1,048,896
		SEMICONDUCTORS - 3.6%
	28,000	Micrel, Inc.	336,840
	25,800	PMC-Sierra, Inc. *	192,468
	34,900	QLogic Corp. *	319,684
			848,992
		SOFTWARE - 2.8%
	2,550	Allscripts Healthcare Solutions, Inc. *	34,208
	4,750	CSG Systems International, Inc.	124,830
	13,525	Epiq Systems, Inc.	237,499
	6,900	ManTech International Corp.	185,955
	3,550	Progress Software Corp. *	84,881
			667,373
		TELECOMMUNICATIONS - 5.1%
	14,100	ADTRAN, Inc.	289,473
	10,500	Black Box Corp.	244,860
	56,600	Harmonic, Inc. *	358,844
	600	NeuStar, Inc. *	14,898
	11,850	Sonus Networks, Inc. *	40,527
	10,600	Telephone & Data Systems, Inc.	253,976
			1,202,578
		TOYS/GAMES/HOBBIES - 0.4%
	16,500	LeapFrog Enterprises, Inc. *	98,835

		TRANSPORTATION - 2.7%
	8,650	Bristow Group, Inc.	581,280
	800	Landstar System, Inc.	57,752
			639,032

		TOTAL COMMON STOCKS (Cost $25,254,976)	23,319,819
COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
	Shares		Value
		EXCHANGE TRADED FUND - 0.7%
		EQUITY FUND
	1,900	iShares Russell 2000 Value ETF (Cost $189,476)	$ 177,764

		SHORT-TERM INVESTMENT - 2.2%
	526,565	Dreyfus Cash Management, 0.03%** (Cost $526,565)	526,565

		TOTAL INVESTMENTS - 101.1% (Cost $25,971,017) (a)	$ 24,024,148
		LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%	(267,609)
		NET ASSETS - 100.0%	$ 23,756,539

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,971,017 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 285,661
		Unrealized Depreciation:	(2,232,530)
		Net Unrealized Depreciation:	$ (1,946,869)
*	Non-income producing security
**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2014.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 23,319,819	$ -	$ -	$ 23,319,819
Exchange Traded Funds	177,764	-	-	177,764
Short-Term Investment	526,565	-	-	526,565
Total	$ 24,024,148	$ -	$ -	$ 24,024,148

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/26/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/26/2014

By

*/s/ Brian Curley

       Brian Curley, Treasurer

Date

11/26/2014